Non-operating income (expense) - Details of non operating other expenses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Expense Disclosure Non operating [Abstract]
Depreciation on investment properties		₩ 8,216	₩ 5,398	₩ 3,925
Operating expenses on investment properties		2,110	2,058	1,448
Losses on disposal of investment in joint ventures and associates		532	588	3,690
Losses on disposal of premises and equipment, intangible assets and other assets		2,233	1,873	3,177
Impairment losses of premises and equipment, intangible assets and other assets		3,627	129	260
Donation		118,589	63,729	50,547
Others	[1]	61,699	135,378	48,681
Total		197,006	209,153	111,728
Other extraordinary losses related to other provisions		₩ 31,023	₩ 66,910	₩ 18,458

[1]	Others include 18,458 million Won, 66,910 million Won and 31,023 million Won of other losses related to other provisions for the years ended December 31, 2022, 2023 and 2024, respectively.